Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	September 30, 2025	March 31, 2025	September 30, 2024
Balance sheet items, except for equity accounts	7.1190	7.2567	7.0176
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	7.1947	7.2163	7.2023

Schedule of Estimated Useful Lives of the Assets

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years (shorter of the lease term and the remaining useful life)

Schedule of Customer Generated Sales

For the six months ended September 30, 2025 and 2024 respectively, there was one customer whose revenues accounted for over 10% of the total revenues in each respective period.. The details are as follows:

	For the six months ended September 30,
	2025 (Unaudited)	2023 (Unaudited)
Customer A	94.41%	75.47%

As of September 30, 2025 and March 31, 2025, accounts receivable due from these customers as a percentage of consolidated accounts receivable balances were as follows:

	As of
	September 30, 2025 (Unaudited)	March 31, 2025
Customer A	29.34%	28.25%

During the six months ended September 30, 2025 and 2024, there were one and two suppliers which accounted for over 10% of total purchase for that period, respectively. The details are as follows:

	For the six months ended September 30,
	2025 (Unaudited)	2024 (Unaudited)
Supplier A	92.94%	62.23%
Supplier B	-%	29.27%
Supplier C	%	-%

As of September 30, 2025 and March 31, 2025, accounts payable due to these suppliers as a percentage of consolidated accounts payable balances were as follows:

	As of
	September 30, 2025 (Unaudited)	March 31, 2025
Supplier A	-%	62.51%
Supplier B	20.48%	-%